QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Data [Abstract]
Schedule Of Quarterly Financial Data Table

SDG&E
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Operating revenues	$991	$992	$1,209	$1,061
Operating expenses	755	822	886	800
Operating income	$236	$170	$323	$261

Net income	$137	$87	$194	$147
(Earnings) losses attributable to noncontrolling interest	(1)	13	(11)	4
Earnings attributable to common shares	$136	$100	$183	$151
2015:
Operating revenues	$966	$972	$1,230	$1,051
Operating expenses	684	745	930	802
Operating income	$282	$227	$300	$249

Net income	$151	$130	$182	$143
(Earnings) losses attributable to noncontrolling interest	(4)	(4)	(12)	1
Earnings attributable to common shares	$147	$126	$170	$144

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.

SOCALGAS
(Dollars in millions)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Operating revenues	$1,033	$617	$686	$1,135
Operating expenses	739	628	648	899
Operating income (loss)	$294	$(11)	$38	$236

Net income	$199	$—	$—	$151
Dividends on preferred stock	—	(1)	—	—
Earnings (losses) attributable to common shares	$199	$(1)	$—	$151
2015:
Operating revenues	$1,048	$780	$620	$1,041
Operating expenses	728	686	633	834
Operating income (loss)	$320	$94	$(13)	$207

Net income (loss)	$214	$71	$(8)	$143
Dividends on preferred stock	—	(1)	—	—
Earnings (losses) attributable to common shares	$214	$70	$(8)	$143

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.
We provide quarterly financial information for Sempra Energy Consolidated, SDG&E and SoCalGas below:

SEMPRA ENERGY
(In millions, except per share amounts)
	Quarters ended
	March 31	June 30	September 30	December 31
2016(1):
Revenues	$2,622	$2,156	$2,535	$2,870
Expenses and other income	$2,167	$2,268	$1,553	$2,365

Net income	$364	$27	$719	$409
Earnings attributable to Sempra Energy	$353	$16	$622	$379

Basic per-share amounts(2):
Net income	$1.46	$0.11	$2.87	$1.63
Earnings attributable to Sempra Energy	$1.41	$0.06	$2.48	$1.51
Weighted-average common shares outstanding	249.7	250.1	250.4	250.6

Diluted per-share amounts(2):
Net income	$1.45	$0.11	$2.85	$1.62
Earnings attributable to Sempra Energy	$1.40	$0.06	$2.46	$1.51
Weighted-average common shares outstanding	251.5	252.0	252.4	251.6
2015:
Revenues	$2,682	$2,367	$2,481	$2,701
Expenses and other income	$2,076	$1,971	$2,211	$2,269

Net income	$458	$320	$282	$388
Earnings attributable to Sempra Energy	$437	$295	$248	$369

Basic per-share amounts(2):
Net income	$1.85	$1.29	$1.14	$1.56
Earnings attributable to Sempra Energy	$1.76	$1.19	$1.00	$1.48
Weighted-average common shares outstanding	247.7	248.1	248.4	248.7

Diluted per-share amounts(2):
Net income	$1.83	$1.27	$1.12	$1.54
Earnings attributable to Sempra Energy	$1.74	$1.17	$0.99	$1.47
Weighted-average common shares outstanding	251.2	251.5	251.0	251.5

(1)	Reflects the prospective adoption of ASU 2016-09 effective January 1, 2016, as we discuss in Note 2.

(2)	Earnings per share are computed independently for each of the quarters and therefore may not sum to the total for the year.